Mineral Properties, Plant and Equipment - Carrying Value (Details) oz in Millions, $ in Millions	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 5,338	$ 5,325	$ 5,675
Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,268	3,189
Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	2,070	2,136
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	9,861	9,497
Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,877	6,436
Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	2,984	3,061
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(4,523)	(4,172)
Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,609)	(3,247)
Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(914)	(925)
Land | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	13	13
Land | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	14	14
Land | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1)	(1)
Jacobina | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,454	1,417
Jacobina | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	902	952
Jacobina | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,735	1,617
Jacobina | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	902	952
Jacobina | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(281)	(200)
Jacobina | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
El Peñon | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	381	374
El Peñon | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	201	228
El Peñon | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	556	496
El Peñon | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	201	228
El Peñon | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(175)	(122)
El Peñon | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Minera Florida | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	165	154
Minera Florida | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	27	29
Minera Florida | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	216	183
Minera Florida | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	27	29
Minera Florida | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(51)	(29)
Minera Florida | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Huaron | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	187	178
Huaron | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	370	337
Huaron | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(183)	(159)
Shahuindo | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	423	394
Shahuindo | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	819	725
Shahuindo | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(396)	(331)
La Pepa | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	50
La Pepa | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	50
La Pepa | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
La Colorada | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	250	233
La Colorada | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	164	139
La Colorada | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	514	474
La Colorada | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	164	139
La Colorada | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(264)	(241)
La Colorada | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Dolores | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	4
Dolores | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,734	1,748
Dolores | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ (1,734)	(1,744)
Cerro Moro
Disclosure of detailed information about property, plant and equipment [line items]
Commitment to deliver silver produced, percentage of spot silver price	30.00%
Commitment to deliver silver produced, percentage of produced silver until threshold met	20.00%
Commitment to deliver silver produced, maximum annual amount (in ounces) | oz	1.2
Commitment to deliver silver produced, threshold amount (in ounces) | oz	7.0
Commitment to deliver silver produced, percentage of produced silver after threshold met	9.00%
Commitment to deliver silver produced, actual amount delivered (in ounces) | oz	7.0
Cerro Moro | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 73	101
Cerro Moro | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	185	162
Cerro Moro | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(112)	(61)
San Vicente | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	31	29
San Vicente | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	176	166
San Vicente | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(145)	(137)
Minefinders | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	40	40
Minefinders | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	77	77
Minefinders | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(37)	(37)
Navidad | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	191	191
Navidad | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	567	567
Navidad | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(376)	(376)
Escobal | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	257	256
Escobal | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	264	261
Escobal | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(7)	(5)
Timmins | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	256	248
Timmins | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	72	68
Timmins | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	488	445
Timmins | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	72	68
Timmins | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(232)	(197)
Timmins | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Larder | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	52	0
Larder | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	52	0
Larder | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Construction loans | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	48	57
Construction loans | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	151	170
Construction loans | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	84	83
Construction loans | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	644	676
Construction loans | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(36)	(26)
Construction loans | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(493)	(506)
Jeronimo
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty interest	11	11
MARA
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty interest	90	90
La Arena II
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty interest	$ 30	$ 30